Joint operations - Contracts in which Ecopetrol is not the operator (Details)	12 Months Ended
Dec. 31, 2025
Joint operations
Geographic area of operations	Colombia
Chipiron | Contract where entity not operator | Bottom of range
Joint operations
% Participation	30.00%
Chipiron | SierraCol Energy Arauca, LLC | Contract where entity not operator
Joint operations
Contract	Chipirón
Type	Production
% participation in addition to Production Factor	30.00%
Geographic area of operations	Colombia
Cosecha | SierraCol Energy Arauca, LLC | Contract where entity not operator
Joint operations
Contract	Cosecha
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Cravo norte | SierraCol Energy Arauca, LLC | Contract where entity not operator
Joint operations
Contract	Cravo Norte
Type	Production
% participation in addition to High Prices of Oil	55.00%
Geographic area of operations	Colombia
Rondon | SierraCol Energy Arauca, LLC | Contract where entity not operator
Joint operations
Contract	Rondón
Type	Production
% Participation	65.00%
Geographic area of operations	Colombia
Quifa | Frontera Energy Colombia Corp | Contract where entity not operator
Joint operations
Contract	Quifa
Type	Production
% participation in addition to PAP	40.00%
Geographic area of operations	Colombia
Guajira | Hocol S.A. | Contract where entity not operator
Joint operations
Contract	Guajira
Type	Production
% Participation	57.00%
Geographic area of operations	Colombia
CPI Palagua | Union Temporal Ismocol Joshi Parko | Contract where entity not operator
Joint operations
Contract	CPI Palagua
Type	Production
% Participation	100.00%
Geographic area of operations	Colombia (Puerto Boyacá – Santander)
LLA-122 | Parex Resources Colombia LTD | Contract where entity not operator
Joint operations
Contract	LLA-122
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
LLA-121 | Parex Resources Colombia LTD | Contract where entity not operator
Joint operations
Contract	LLA-121
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia (Piedemonte Central)
LLA-4-1 | Parex Resources Colombia LTD | Contract where entity not operator
Joint operations
Contract	LLA-4-1
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
E&P COL 1 | Anadarko Colombia Company (OXY) | Contract where entity not operator
Joint operations
Contract	E&P COL 1
Type	Exploration
% Participation	40.00%
Geographic area of operations	Offshore North Caribe
E&P COL 2 | Anadarko Colombia Company (OXY) | Contract where entity not operator
Joint operations
Contract	E&P COL 2
Type	Exploration
% Participation	40.00%
Geographic area of operations	Offshore North Caribe
E&P COL 6 | Anadarko Colombia Company (OXY) | Contract where entity not operator
Joint operations
Contract	E&P COL 6
Type	Exploration
% Participation	40.00%
Geographic area of operations	Offshore North Caribe
E&P COL 7 | Anadarko Colombia Company (OXY) | Contract where entity not operator
Joint operations
Contract	E&P COL 7
Type	Exploration
% Participation	40.00%
Geographic area of operations	Offshore North Caribe
E&E GUA OFF-0 | Petrobras | Contract where entity not operator
Joint operations
Contract	E&E GUA OFF-0
Type	Exploration
% Participation	55.56%
Geographic area of operations	Offshore North Caribe
Mana | Interoil Colombia | Contract where entity not operator
Joint operations
Contract	Mana
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Rio Opia | Interoil Colombia | Contract where entity not operator
Joint operations
Contract	Rio Opia
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Ambrosia | Interoil Colombia | Contract where entity not operator
Joint operations
Contract	Ambrosia
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Llanos 86 | Geopark Colombia SAS | Contract where entity not operator
Joint operations
Contract	Llanos 86
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 87 | Geopark Colombia SAS | Contract where entity not operator
Joint operations
Contract	Llanos 87
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 104 | Geopark Colombia SAS | Contract where entity not operator
Joint operations
Contract	Llanos 104
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 123 | Geopark Colombia SAS | Contract where entity not operator
Joint operations
Contract	Llanos 123
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
Llanos 124 | Geopark Colombia SAS | Contract where entity not operator
Joint operations
Contract	Llanos 124
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
SSJN1 | Lewis Energy Colombia | Contract where entity not operator
Joint operations
Contract	SSJN1
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Perdices | Lewis Energy Colombia | Contract where entity not operator
Joint operations
Contract	Perdices
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
VIM-42 | Lewis Energy Colombia | Contract where entity not operator
Joint operations
Contract	VIM-42
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
SSJN3-1 | Lewis Energy Colombia | Contract where entity not operator
Joint operations
Contract	SSJN3-1
Type	Exploration
% Participation	50.00%
Geographic area of operations	Colombia
El Guando | Perenco Oil & Gas | Contract where entity not operator
Joint operations
Contract	El Guando
Type	Production
% Participation	75.00%
Geographic area of operations	Colombia
El Nino | Perenco Oil & Gas | Contract where entity not operator
Joint operations
Contract	El Niño
Type	Production
% Participation	40.00%
Gunflint | Quarter North Energy | Contract where entity not operator
Joint operations
Contract	Gunflint
Type	Production
% Participation	32.00%
Geographic area of operations	Gulf of Mexico
Dalmatian | Murphy Exploration and Production Company - USA | Contract where entity not operator
Joint operations
Contract	Dalmatian
Type	Production
% Participation	30.00%
Geographic area of operations	Gulf of Mexico
K2 | OXY (Anadarko) | Contract where entity not operator
Joint operations
Contract	Redeo Midland Basin
Type	Production
% Participation	21.00%
Geographic area of operations	Gulf of Mexico
ESOX | HESS | Contract where entity not operator
Joint operations
Contract	ESOX
Type	Production
% Participation	21.00%
Geographic area of operations	Gulf of Mexico
S-M-1707 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1707
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1715 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1715
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1717 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1717
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1719 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1719
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1709 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1709
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1908 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1908
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1601 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1601
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1713 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1713
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1817 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1817
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1599 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1599
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
S-M-1910 | Shell | Contract where entity not operator
Joint operations
Contract	S-M-1910
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
Sul de Gato do Mato | Shell | Contract where entity not operator
Joint operations
Contract	Sul de Gato do Mato
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
BM-S-54 | Shell | Contract where entity not operator
Joint operations
Contract	BM-S-54
Type	Exploration
% Participation	30.00%
Geographic area of operations	Brazil
Rodeo Midland Basin | Occidental Midland Basin, LLC (Oxy) | Contract where entity not operator
Joint operations
Contract	Rodeo Midland Basin
Type	Production
% Participation	49.00%
Geographic area of operations	Midland, Texas, USA
Delaware Basin | Occidental Midland Basin, LLC (Oxy) | Contract where entity not operator
Joint operations
Contract	Delaware Basin
Type	Production
% Participation	49.00%
Geographic area of operations	Delaware, TX/NM, USA
Bloque 6 | PC Carigali Mexico Operation SA | Contract where entity not operator
Joint operations
Contract	Bloque 6
Type	Exploration
% Participation	50.00%
Geographic area of operations	Gulf of Mexico
Pau Brasil | BP Energy | Contract where entity not operator
Joint operations
Contract	Pau Brasil
Type	Exploration
% Participation	20.00%
Geographic area of operations	Brazil